Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loss Per Share
Net loss	$ (844,270)	$ (142,734)	$ (76,220)
Basic and diluted weighted-average common shares outstanding	305,593	184,603	169,778
Loss per share attributable to common shareholders:
Basic and diluted (in dollars per share)	$ (2.76)	$ (0.77)	$ (0.45)